INCOME TAXES (Details 1) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of Income Before Taxes [Abstract]
Domestic income before taxes			$ (66.9)	$ 164.4	$ 222.2
Foreign income before taxes			73.6	(1.7)	27.8
Income from continuing operations before taxes	$ (55.4)	$ 19.6	6.7	162.7	250.0
Current Expense (Benefit) [Abstract]
Federal			(16.6)	25.9	42.1
State			1.2	1.3	9.4
Foreign			14.4	5.3	8.5
Total current income tax expense			(1.0)	32.5	60.0
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Deferred Federal Income Tax Expense (Benefit)			8.9	26.9	10.4
Deferred State Income Tax Expense (Benefit)			(2.4)	3.0	1.9
Deferred Foreign Income Tax Expense (Benefit)			2.6	(4.7)	(0.9)
Deferred Income Tax Expense			9.1	25.2	11.4
Income tax provision	$ (17.5)	$ 6.5	$ 8.1	$ 57.7	$ 71.4